Summary of Significant Accounting Policies - Schedule of Concentration Risk (Parenthetical) (Detail) - Accounts Receivable [Member] - Maximum [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Customer A [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%
Customer B [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%
Customer C [Member]
Product Information [Line Items]
Concentration risk, percentage		10.00%
Customer D [Member]
Product Information [Line Items]
Concentration risk, percentage		10.00%